T. ROWE PRICE Overseas Stock Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.8%
Common Stocks 3.8%
ANZ Group Holdings  5,372,402 102,210
BHP Group  3,485,011 96,796
BHP Group (GBP) (1) 4,658,137 128,603
Challenger  8,916,992 41,098
IGO  12,071,818 44,208
Macquarie Group  874,294 120,325
Pilbara Minerals  35,345,011 68,317
Scentre Group  59,210,591 135,026
South32  25,992,636 52,133
Worley  11,047,176 109,576
Total Australia (Cost $838,894) 898,292
BELGIUM 0.2%
Common Stocks 0.2%
Umicore  3,095,814 42,518
Total Belgium (Cost $94,444) 42,518
CANADA 3.9%
Common Stocks 3.9%
Brookfield  3,243,531 158,177
Definity Financial  1,883,971 65,526
Element Fleet Management  11,148,507 213,256
Magna International (USD)  2,455,040 108,930
National Bank of Canada  2,656,823 222,221
Sun Life Financial  3,333,665 165,494
Total Canada (Cost $587,539) 933,604
CHILE 0.7%
Common Stocks 0.7%
Antofagasta (GBP)  6,271,969 163,317
Total Chile (Cost $74,053) 163,317

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
CHINA 0.4%
Common Stocks 0.4%
Alibaba Group Holding, ADR (USD)  454,004 35,798
Beijing Enterprises Holdings (HKD) (1) 103,000 342
Tencent Holdings (HKD)  1,020,200 47,079
Total China (Cost $52,965) 83,219
DENMARK 2.0%
Common Stocks 2.0%
Genmab (2) 258,618 73,052
Novo Nordisk, Class B  3,060,840 405,540
Total Denmark (Cost $343,466) 478,592
FINLAND 1.2%
Common Stocks 1.2%
Mandatum  4,387,754 20,322
Sampo, Class A  4,020,190 176,225
Stora Enso, Class R  6,729,047 84,121
Total Finland (Cost $244,486) 280,668
FRANCE 10.7%
Common Stocks 10.7%
Air Liquide  1,143,716 208,681
AXA  9,966,330 349,916
BNP Paribas  1,823,709 124,949
Edenred  676,944 28,187
Engie  16,777,011 263,737
EssilorLuxottica  587,194 134,373
Kering  263,895 81,052
L'Oreal  448,206 193,826
Legrand  1,769,855 191,227
Safran  960,307 210,973
Sanofi  3,272,550 337,376
Teleperformance  528,182 67,996
TotalEnergies  5,232,517 353,019
Total France (Cost $1,943,892) 2,545,312

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 8.7%
Common Stocks 8.3%
BASF  2,008,643 93,517
Bayer  2,629,689 78,235
Covestro (2) 1,662,748 97,884
Evotec (1)(2) 2,791,347 26,302
Fresenius (2) 3,650,916 130,815
KION Group  1,779,123 70,364
Muenchener Rueckversicherungs-Gesellschaft  818,196 402,982
SAP  1,535,683 324,674
Siemens  3,086,886 565,200
Siemens Healthineers  3,451,272 184,985
1,974,958
Preferred Stocks 0.4%
Dr. Ing. h.c. F. Porsche  1,327,779 99,983
99,983
Total Germany (Cost $1,827,763) 2,074,941
HONG KONG 0.8%
Common Stocks 0.8%
AIA Group  19,223,400 128,582
Samsonite International  20,484,000 59,071
Total Hong Kong (Cost $208,786) 187,653
INDIA 0.5%
Common Stocks 0.5%
HDFC Bank  6,578,946 127,133
Total India (Cost $131,471) 127,133
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,483,974 102,238
Total Ireland (Cost $88,327) 102,238

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 2.2%
Common Stocks 2.2%
Intesa Sanpaolo  37,260,637 151,309
Moncler  2,011,313 119,927
Prysmian  3,785,946 260,263
Total Italy (Cost $262,693) 531,499
JAPAN 18.6%
Common Stocks 18.6%
Asahi Kasei  9,470,700 68,296
Astellas Pharma  13,126,500 152,241
Central Japan Railway  3,743,600 88,263
Chugai Pharmaceutical  2,583,900 112,768
CyberAgent  10,083,100 65,192
Denso  9,664,500 158,488
Electric Power Development  5,159,700 85,294
Hamamatsu Photonics  2,121,700 61,103
Honda Motor  4,949,000 52,878
Kirin Holdings (1) 3,773,900 53,354
LY  20,121,800 50,343
Mitsubishi (1) 5,291,800 109,286
Mitsubishi Electric  12,195,300 203,195
Mitsubishi HC Capital  8,206,800 59,043
Mitsubishi UFJ Financial Group  17,940,900 207,224
Mitsui Fudosan  20,455,400 211,915
Murata Manufacturing  4,046,300 90,022
Nippon Telegraph & Telephone  232,105,100 247,357
Nomura Research Institute  3,296,000 101,753
NTT Data Group  475,600 7,407
Omron  1,227,000 45,514
Panasonic Holdings  12,586,500 103,098
Recruit Holdings  2,930,100 168,022
Renesas Electronics  5,540,000 95,420
Seven & i Holdings  13,288,700 159,129
Shionogi  1,165,900 51,287
SMC  108,100 52,598
Sony Group  2,438,800 216,611
Stanley Electric  2,773,900 54,462
Sumitomo  7,231,700 179,690
Sumitomo Mitsui Trust Holdings  3,120,634 78,880

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Suzuki Motor  9,490,600 109,068
TechnoPro Holdings  4,488,300 86,305
THK  2,707,700 51,121
Tokio Marine Holdings  7,679,800 301,303
Tokyo Electron  890,600 186,356
Toyota Motor  14,454,300 277,678
Welcia Holdings  1,833,900 24,562
Total Japan (Cost $3,313,138) 4,426,526
LUXEMBOURG 0.3%
Common Stocks 0.3%
CVC Capital Partners (2) 3,967,409 74,581
Total Luxembourg (Cost $59,321) 74,581
NETHERLANDS 5.9%
Common Stocks 5.9%
Adyen (2) 39,792 48,675
Akzo Nobel  1,545,599 95,568
Argenx, ADR (USD) (2) 211,195 108,949
ASML Holding  539,776 502,624
Heineken  1,896,346 168,283
ING Groep (1) 16,257,956 295,097
Koninklijke Philips (2) 6,199,989 174,156
Total Netherlands (Cost $943,840) 1,393,352
NORWAY 2.8%
Common Stocks 2.8%
DNB Bank  12,862,176 265,733
Equinor  9,617,395 254,671
Storebrand  13,774,688 138,256
Total Norway (Cost $509,222) 658,660
SINGAPORE 1.8%
Common Stocks 1.8%
DBS Group Holdings  4,595,940 125,945
United Overseas Bank  7,615,400 184,663
Wilmar International  46,140,900 110,025
Total Singapore (Cost $333,756) 420,633

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 2.1%
Common Stocks 2.1%
KT  3,478,279 101,293
NAVER  659,116 84,065
Samsung Electronics  5,125,453 316,047
Total South Korea (Cost $324,573) 501,405
SPAIN 0.8%
Common Stocks 0.8%
Amadeus IT Group  2,108,390 138,860
Puig Brands, Class B (2) 2,141,612 59,883
Total Spain (Cost $172,793) 198,743
SWEDEN 2.5%
Common Stocks 2.5%
Autoliv, SDR  1,275,500 127,381
Elekta, Class B  9,713,963 60,986
Sandvik  6,635,370 135,838
Svenska Handelsbanken, Class A  12,262,001 123,771
Telefonaktiebolaget LM Ericsson, Class B  19,501,449 134,089
Total Sweden (Cost $614,868) 582,065
SWITZERLAND 8.7%
Common Stocks 8.7%
ABB  5,465,922 303,395
Alcon  1,199,639 113,587
Barry Callebaut  29,222 47,019
Julius Baer Group  2,349,768 128,597
Nestle  5,354,529 542,374
Novartis  3,168,403 353,682
Roche Holding  1,074,417 347,853
Zurich Insurance Group  414,158 227,692
Total Switzerland (Cost $1,478,677) 2,064,199

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 2.8%
Common Stocks 2.8%
Largan Precision  501,000 43,467
Taiwan Semiconductor Manufacturing  21,163,089 617,355
Total Taiwan (Cost $138,357) 660,822
UNITED KINGDOM 13.7%
Common Stocks 13.7%
Ashtead Group  1,261,731 91,056
AstraZeneca, ADR (USD)  5,311,059 420,370
Bridgepoint Group  18,759,052 70,714
BT Group (1) 77,486,419 140,522
Bunzl  3,159,918 132,399
Compass Group  8,283,042 255,076
Diageo  4,393,772 136,712
Dowlais Group  31,811,697 26,207
Great Portland Estates (1) 11,467,900 51,748
GSK, ADR (USD) (1) 1,337,981 51,873
Johnson Matthey  3,781,863 79,880
Kingfisher  46,135,824 164,019
Melrose Industries  21,792,409 165,019
National Grid  16,613,204 210,791
Next  1,383,454 161,698
Persimmon  4,618,014 94,172
Shell, ADR (USD)  3,268,288 239,304
Standard Chartered  14,512,168 143,355
Unilever  7,730,442 475,072
WPP  15,847,387 152,865
Total United Kingdom (Cost $2,842,486) 3,262,852
UNITED STATES 2.9%
Common Stocks 2.9%
Broadcom  2,682,373 431,004
NXP Semiconductors  989,576 260,417
Total United States (Cost $101,501) 691,421

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 300,970,017 300,970
Total Short-Term Investments (Cost $300,970) 300,970
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 388,139,559 388,140
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 388,140
Total Securities Lending Collateral (Cost $388,140) 388,140
Total Investments in Securities  101.3%
(Cost $18,220,421) $ 24,073,355
Other Assets Less Liabilities (1.3)% (297,555)
Net Assets 100.0% $ 23,775,800
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 6,709++
Totals $ —# $ — $ 6,709+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 607,090  ¤  ¤ $ 689,110
Total $ 689,110^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,709 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $689,110.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Overseas Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Overseas Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F165-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,656,645 $ 21,627,617 $ — $ 23,284,262
Preferred Stocks — 99,983 — 99,983
Short-Term Investments 300,970 — — 300,970
Securities Lending Collateral 388,140 — — 388,140
Total $ 2,345,755 $ 21,727,600 $ — $ 24,073,355